Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
A director of the Company is the President and Chief Executive Officer of a business that subleases space from the Company. The sublease was entered into several years before the director's appointment.
During the year ended December 31, 2018, the Company recorded $315 of sublease proceeds (December 31, 2017 $332).
At December 31, 2018, the Company had subsidiaries that it controlled and included in its consolidated financial statements as described in "Note 2 - Significant accounting policies". Using the consolidated method of accounting, all intercompany balances are eliminated.
With the acquisition of Nuna on November 1, 2018 (note 5(a)), the Company entered into related-party transactions through a number of affiliates and joint ventures. These transactions involve providing or receiving services entered into in the normal course of business.
The following table provides the total dollar amount for income statement transactions that have been entered into with related parties during the year ended December 31, 2018:

	Revenue	Management fee revenue	Interest revenue	Distributions	Rent expense
NL Partnership	$41	$(7)	$12	$—	$—
Affiliates	636	352	56	(102)	38

The Company’s revenue generated from joint ventures and affiliates are related to heavy constructions and mining services. The Company receives management fees and distributions from its investment in joint ventures and affiliates pursuant management agreements in place for certain services provided. Interest revenue transactions are generated from the working capital funding provided by the Company over projects with the joint ventures and affiliates. The rent expense is related to the lease of premises from a shareholder of an affiliate. These transactions were conducted in the normal course of operations, which were established and agreed to as consideration by the related parties.
The following table provides the balance sheet balances with related parties as at December 31, 2018:

	Accounts receivable	Accounts payable and accrued liabilities
NL Partnership	$2,355	$—
Affiliates	719	13

Accounts receivables and accounts payable and accrued liabilities amounts are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates. All other accounts receivable amounts from joint ventures and affiliates are non-interest bearing.